Information by segments	12 Months Ended
Dec. 31, 2020
Information by segments
Information by segments

33.         Information by segments

A description of the Ecopetrol Business Group’s business segments is in Note 4.19 - Information by business segment.

The following segment information is reported based on the information used by the Board of Directors as the top body to make strategic and operational decisions of these business segments. The performance of the segments are based primarily on an analysis of income, costs, expenses and results for the period generated by each segment which are regularly monitored.

The information disclosed in each segment is presented net of transactions between the Ecopetrol Business Group companies.

33.1       Statement of profit or loss

Below are the consolidated statements of profit or loss by segment for the years ended December 31, 2020, 2019 and 2018:

	For the year ended on December 31, 2020
	Exploration	Refining and	Transport and
	and Production	Petrochemicals	Logistics	Eliminations	Total
Third–party sales	22,854,925	24,804,887	2,563,581	—	50,223,393
Inter–segment sales	13,985,072	1,299,464	9,630,859	(24,915,395)	—
Total sales revenue	36,839,997	26,104,351	12,194,440	(24,915,395)	50,223,393
Fixed costs	(9,479,317)	(3,427,211)	(2,813,856)	4,062,842	(11,657,542)
Variable costs	(23,429,102)	(22,398,344)	(567,501)	20,485,017	(25,909,930)
Cost of sales	(32,908,419)	(25,825,555)	(3,381,357)	24,547,859	(37,567,472)
Gross profit	3,931,578	278,796	8,813,083	(367,536)	12,655,921
Administrative expenses	(2,163,198)	(936,175)	(533,594)	259,817	(3,373,150)
Operation and project expenses	(1,511,510)	(781,309)	(403,657)	110,460	(2,586,016)
Impairment of non–current assets	(192,693)	(781,528)	341,065	—	(633,156)
Other operating income and expenses net	1,085,114	34,705	1,827	(3,480)	1,118,166
Operating income (expenses)	1,149,291	(2,185,511)	8,218,724	(739)	7,181,765
Financial result net
Financial income	1,177,712	67,832	125,677	(269,791)	1,101,430
Financial expenses	(2,896,060)	(914,534)	(389,394)	270,197	(3,929,791)
Foreign exchange gain (loss) net	360,409	(447,880)	434,245	—	346,774
	(1,357,939)	(1,294,582)	170,528	406	(2,481,587)
Share of profits of associates and joint ventures	(53,037)	131,462	(2,089)	—	76,336
Income before tax	(261,685)	(3,348,631)	8,387,163	(333)	4,776,514
Income tax	43,569	614,269	(2,696,499)	—	(2,038,661)
Net profit (loss) for the period	(218,116)	(2,734,362)	5,690,664	(333)	2,737,853
Profit (loss) attributable to:
Group owners of parent	(139,279)	(2,848,511)	4,574,800	(333)	1,586,677
Non–controlling interest	(78,837)	114,149	1,115,864	—	1,151,176
	(218,116)	(2,734,362)	5,690,664	(333)	2,737,853
Supplementary information
Depreciation depletion and amortization	6,445,812	1,599,780	1,278,946	—	9,324,538

	For the year ended on December 31, 2019
	Exploration	Refining and	Transport and
	and Production	Petrochemicals	Logistics	Eliminations	Total
Third–party sales	31,295,118	36,393,470	3,799,924	—	71,488,512
Inter–segment sales	21,372,872	2,377,336	9,270,812	(33,021,020)	—
Total sales revenue	52,667,990	38,770,806	13,070,736	(33,021,020)	71,488,512
Fixed costs	(9,587,961)	(3,523,948)	(3,039,452)	3,878,443	(12,272,918)
Variable costs	(26,785,904)	(34,332,271)	(698,742)	29,117,475	(32,699,442)
Cost of sales	(36,373,865)	(37,856,219)	(3,738,194)	32,995,918	(44,972,360)
Gross profit	16,294,125	914,587	9,332,542	(25,102)	26,516,152
Administrative expenses	(1,284,560)	(496,155)	(372,942)	2,058	(2,151,599)
Operation and project expenses	(1,475,710)	(743,378)	(434,904)	22,238	(2,631,754)
Impairment of non–current assets	(1,982,044)	452,163	(232,556)	—	(1,762,437)
Other operating income and expenses net	49,673	1,014,988	74,607	(82,472)	1,056,796
Operating income (expenses)	11,601,484	1,142,205	8,366,747	(83,278)	21,027,158
Financial result net
Financial income	1,440,440	229,297	273,613	(320,014)	1,623,336
Financial expenses	(2,311,133)	(996,790)	(306,878)	280,332	(3,334,469)
Foreign exchange gain (loss) net	287,286	(179,936)	(66,711)	—	40,639
	(583,407)	(947,429)	(99,976)	(39,682)	(1,670,494)
Share of profits of associates and joint ventures	227,401	17,091	138	122,274	366,904
Income before tax	11,245,478	211,867	8,266,909	(686)	19,723,568
Income tax	(1,925,798)	(83,504)	(2,709,111)	—	(4,718,413)
Net profit (loss) for the period	9,319,680	128,363	5,557,798	(686)	15,005,155
Profit (loss) attributable to:
Group owners of parent	9,382,129	117,708	4,244,860	(686)	13,744,011
Non–controlling interest	(62,449)	10,655	1,312,938	—	1,261,144
	9,319,680	128,363	5,557,798	(686)	15,005,155
Supplementary information
Depreciation depletion and amortization	5,892,822	1,398,948	1,291,013	—	8,582,783

	For the year ended on December 31, 2018
	Exploration and	Refining and	Transport
	Production	Petrochemicals	and Logistics	Eliminations	Total
Third–party sales	30,112,900	34,947,948	3,543,024	—	68,603,872
Inter–segment sales	20,259,864	2,063,425	7,811,143	(30,134,432)	—
Total sales revenue	50,372,764	37,011,373	11,354,167	(30,134,432)	68,603,872
Fixed costs	(8,871,709)	(3,204,791)	(2,805,516)	3,535,979	(11,346,037)
Variable costs	(23,367,475)	(32,453,962)	(596,571)	26,579,666	(29,838,342)
Cost of sales	(32,239,184)	(35,658,753)	(3,402,087)	30,115,645	(41,184,379)
Gross profit	18,133,580	1,352,620	7,952,080	(18,787)	27,419,493
Administrative expenses	(889,293)	(443,880)	(320,498)	(187)	(1,653,858)
Operation and project expenses	(1,993,054)	(668,177)	(263,104)	21,203	(2,903,132)
Impairment of non–current assets	785,940	(984,704)	(169,870)	—	(368,634)
Other operating income and expenses, net	(137,836)	(13,652)	118,905	(2,872)	(35,455)
Operating income (expenses)	15,899,337	(757,793)	7,317,513	(643)	22,458,414
Financial result, net
Financial income	1,099,893	147,689	110,898	(228,917)	1,129,563
Financial expenses	(2,038,312)	(1,295,528)	(407,589)	229,268	(3,512,161)
Foreign exchange gain (loss), net	868,479	(517,410)	21,154	—	372,223
	(69,940)	(1,665,249)	(275,537)	351	(2,010,375)
Share of profits of associates and joint ventures	135,265	27,730	2,841	—	165,836
Income before tax	15,964,662	(2,395,312)	7,044,817	(292)	20,613,875
Income tax	(6,096,591)	420,224	(2,582,118)	—	(8,258,485)
Net profit (loss) for the period	9,868,071	(1,975,088)	4,462,699	(292)	12,355,390
Profit (loss) attributable to:
Group owners of parent	9,930,519	(1,973,075)	3,424,234	(292)	11,381,386
Non–controlling interest	(62,448)	(2,013)	1,038,465	—	974,004
	9,868,071	(1,975,088)	4,462,699	(292)	12,355,390
Supplementary information
Depreciation, depletion and amortization	5,248,364	1,307,216	1,149,270	—	7,704,850

33.2       Sales by product

The sales by product for each segment are detailed below for the years ended December 31, 2020, 2019 and 2018:

	For the year ended on December 31, 2020
	Exploration and	Refining and	Transport and
	Production	Petrochemicals	Logistics	Eliminations	Total
Local sales
Mid–distillates	—	8,871,938	—	(11,350)	8,860,588
Gasoline and turbo fuels	6,739	7,880,124	—	(1,118,817)	6,768,046
Services	116,485	268,081	12,194,384	(9,719,391)	2,859,559
Natural gas	3,683,018	—	—	(837,863)	2,845,155
Plastic and rubber	—	865,204	—	—	865,204
Fuel gas service	—	678,396	—	(6,826)	671,570
Asphalts	27,043	499,057	—	—	526,100
LPG and propane	249,533	133,525	—	(7,283)	375,775
Crude oil	13,250,275	—	—	(13,019,755)	230,520
Aromatics	—	155,740	—	—	155,740
Polyethylene	—	138,035	—	—	138,035
Fuel oil	7,758	29,243	—	—	37,001
Other income gas contracts	32,190	—	—	—	32,190
Other products	19,556	417,889	—	(115,213)	322,232
	17,392,597	19,937,232	12,194,384	(24,836,498)	24,687,715
Foreign sales
Crude oil	19,577,898	29	—	(79,345)	19,498,582
Diesel	—	3,164,068	—	—	3,164,068
Plastic and rubber	—	1,302,131	—	—	1,302,131
Fuel oil	—	968,429	—	—	968,429
Gasoline and turbo fuels	—	179,257	—	—	179,257
LPG and propane	18,943	—	—	—	18,943
Natural gas	17,231	—	—	—	17,231
Cash flow hedge for future exports – Reclassification to profit or loss (Note 30.3)	(193,374)	—	—	—	(193,374)
Other products	26,702	553,206	56	447	580,411
	19,447,400	6,167,120	56	(78,898)	25,535,678
	36,839,997	26,104,352	12,194,440	(24,915,396)	50,223,393

	For the year ended on December 31, 2019
	Exploration and	Refining and	Transport and
	Production	Petrochemicals	Logistics	Eliminations	Total
Local sales
Mid-distillates	—	13,573,007	—	(31,251)	13,541,756
Gasoline and turbo fuel	—	11,269,797	—	(1,896,767)	9,373,030
Transport service	57,316	51,812	12,853,762	(9,133,788)	3,829,102
Natural gas	2,909,770	49,420	—	(653,647)	2,305,543
Plastic and rubber	—	760,301	—	—	760,301
Asphalts	24,690	519,510	—	—	544,200
LPG and propane	179,541	193,375	—	—	372,916
Crude	21,056,104	—	—	(20,699,247)	356,857
Services	169,062	232,407	216,920	(309,036)	309,353
Aromatics	—	228,552	—	—	228,552
Polyethylene	—	190,133	—	—	190,133
Other income gas contracts	102,845	—	—	—	102,845
Fuel oil	1,464	96,443	—	—	97,907
Other products	25,215	779,407	—	(297,286)	507,336
	24,526,007	27,944,164	13,070,682	(33,021,022)	32,519,831
Recognition of price differential	—	1,785,277	—	—	1,785,277
	24,526,007	29,729,441	13,070,682	(33,021,022)	34,305,108
Foreign sales
Crude	28,461,601	61,995	—	—	28,523,596
Diesel	—	4,391,798	—	—	4,391,798
Fuel oil	—	1,870,929	—	—	1,870,929
Plastic and rubber	—	1,200,668	—	—	1,200,668
Gasoline and turbo fuels	—	1,085,392	—	—	1,085,392
Natural gas	27,255	—	—	—	27,255
LPG and propane	13,591	—	—	—	13,591
Cash flow hedge for future exports - reclassification to profit or loss	(386,773)	—	—	—	(386,773)
Other products	26,309	430,584	55	—	456,948
	28,141,983	9,041,366	55	—	37,183,404
	52,667,990	38,770,807	13,070,737	(33,021,022)	71,488,512

	For the year ended on December 31, 2018
	Exploration and	Refining and	Transport
	Production	Petrochemicals	and Logistics	Eliminations	Total
Local sales
Mid–distillates	725	11,662,476	—	(77,009)	11,586,192
Gasoline and turbo fuel	—	9,690,113	—	(1,737,261)	7,952,852
Transport service	37,279	36,321	11,089,012	(7,631,208)	3,531,404
Natural gas	2,535,658	—	—	(649,812)	1,885,846
Plastic and rubber	—	822,367	—	—	822,367
Crude	20,142,527	—	—	(19,592,048)	550,479
LPG and propane	245,875	329,569	—	(805)	574,639
Fuel oil	20,391	489,091	—	—	509,482
Asphats	26,406	309,020	—	—	335,426
Aromatics	—	282,545	—	—	282,545
Polyethylene	—	270,887	—	—	270,887
Services	103,522	190,612	265,059	(319,783)	239,410
Other income gas contracts	156,031	—	—	—	156,031
Other products	11,484	604,530	—	(126,507)	489,507
	23,279,898	24,687,531	11,354,071	(30,134,433)	29,187,067
Recognition of price differential	—	3,835,533	—	—	3,835,533
	23,279,898	28,523,064	11,354,071	(30,134,433)	33,022,600
Foreign sales
Crude	26,898,737	—	—	—	26,898,737
Diesel	—	3,050,839	—	—	3,050,839
Fuel oil	—	2,053,594	—	—	2,053,594
Gasoline and turbo fuels	—	1,782,194	—	—	1,782,194
Plastic and rubber	—	1,268,582	—	—	1,268,582
Natural gas	27,899	—	—	—	27,899
LPG and propane	20,212	—	—	—	20,212
Cash flow hedge for future exports – Reclassification to profit or loss	128,404	—	—	—	128,404
Other products	17,614	333,101	96	—	350,811
	27,092,866	8,488,310	96	—	35,581,272
	50,372,764	37,011,374	11,354,167	(30,134,433)	68,603,872

33.3       Capital expenditures by segments

The following are the investments amounts made by each segment for the years ended December 31, 2020, 2019 and 2018:

	Exploration	Refining and	Transport and
2020	and Production	Petrochemicals	Logistics	Total
Property, plant and equipment	2,866,600	1,329,181	836,536	5,032,317
Natural and environmental resources	5,994,462	—	—	5,994,462
Intangibles	41,002	8,771	40,309	90,082
	8,902,064	1,337,952	876,845	11,116,861

	Exploration	Refining and	Transport and
2019	and Production	Petrochemicals	Logistics	Total
Property, plant and equipment	2,151,194	497,512	1,363,953	4,012,659
Natural and environmental resources	9,798,193	—	—	9,798,193
Intangibles	25,775	20,569	121,945	168,289
	11,975,162	518,081	1,485,898	13,979,141

	Exploration	Refining and	Transport and
2018	and Production	Petrochemicals	Logistics	Total
Property, plant and equipment	2,071,604	702,247	529,078	3,302,929
Natural and environmental resources	5,051,828	—	—	5,051,828
Intangibles	56,755	20,203	28,711	105,669
	7,180,187	722,450	557,789	8,460,426